As filed with the U.S. Securities and Exchange Commission on May 21, 2015

Securities Act File No. 033-69724

Investment Company Act File No. 811-08056

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 46

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47

(Check appropriate box or boxes)

PRAXIS MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

1110 N. Main Street

Goshen, Indiana 46528

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 977-2947

Anthony Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

COPIES TO:

Mark E. Tuttle, Esq.

JPMorgan Chase Bank, N.A.

One Beacon Street, Floor 20

Boston, Massachusetts 02108

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Goshen and State of Indiana, on the 21st day of May, 2015.

PRAXIS MUTUAL FUNDS
/s/ Chad Horning
Chad Horning, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 46 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Chad Horning Chad Horning (Principal Executive Officer)	President	May 21, 2015

/s/ Trent Statczar Trent Statczar (Principal Financial Officer)	Treasurer	May 21, 2015

/s/ Kenneth D. Hochstetler Kenneth D. Hochstetler	Trustee	May 21, 2015

* R. Clair Sauder	Chairman and Trustee	May 21, 2015

*** Dwight L. Short	Trustee	May 21, 2015

* Karen Klassen Harder	Trustee	May 21, 2015

** Candace L. Smith	Trustee	May 21, 2015

** Don Weaver	Trustee	May 21, 2015

*, ** and *** By:

/s/ Anthony Zacharski		May 21, 2015
Anthony Zacharski Attorney-in-fact

*	Pursuant to Power of Attorney filed in Post-Effective Amendment No. 23 to the Registration Statement on February 14, 2007.

**	Pursuant to Power of Attorney filed in Post-Effective Amendment No. 25 to the Registration Statement on May 1, 2008.

***	Pursuant to Power of Attorney filed in Post-Effective Amendment No. 45 to the Registration Statement on April 24, 2015.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase